Stockholders' Equity - Schedule of Weighted Average Assumptions Used in Determining the Fair Value (Details)			6 Months Ended	12 Months Ended
	Nov. 01, 2022	Oct. 25, 2022	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Expected volatility		28.10%	79.30%	79.30%	75.10%
Risk-free interest rate		4.00%	4.66%	4.66%	1.81%
Expected term (in years)		1 month 28 days	1 year	1 year	7 years
Expected dividend yield			0.00%	0.00%	0.00%
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Expected volatility	6.85%		100.00%	84.00%	30.00%
Risk-free interest rate	4.27%		4.52%	4.01%	3.99%
Expected term (in years)	5 years		3 years 4 months 2 days	3 years 10 months 2 days	4 years 10 months 2 days
Expected dividend yield	0.00%		0.00%	0.00%	0.00%